Share-based Payment Arrangements - Summary of Information About USIE Option Plans (Detail) - USIE option plans [member] shares in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	25,556	25,933	29,695
Number of options, exercised | shares	(8,845)	(377)	(3,762)
Number of options, Ending balance | shares	16,711	25,556	25,933
Number of options, exercisable, end of year | shares	16,711	25,556	25,933
Weighted average exercise price, Beginning balance | $	$ 2.2	$ 2.2	$ 2.1
Weighted average exercise price, Options exercised | $	2.2	1.9	2.0
Weighted average exercise price, Ending balance | $	2.1	2.2	2.2
Weighted average exercise price, Options exercisable, end of year | $	$ 2.1	$ 2.2	$ 2.2